First Trust S-Network Future Vehicles & Technology ETF Average Annual Total Returns			12 Months Ended	44 Months Ended	60 Months Ended	120 Months Ended	176 Months Ended	178 Months Ended	190 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S-Network Electric & Future Vehicle Ecosystem Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		37.47%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	12.60%	11.19%	11.72%	9.63%	9.54%	10.02%
First Trust S-Network Future Vehicles & Technology ETF
Prospectus [Line Items]
Average Annual Return, Percent			36.83%		10.30%	10.08%	8.61%
Performance Inception Date		May 09, 2011
First Trust S-Network Future Vehicles & Technology ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			35.59%		9.54%	9.18%	7.84%
First Trust S-Network Future Vehicles & Technology ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			21.76%		7.77%	7.74%	6.73%

[1]	On January 26, 2022, the Fund’s underlying index changed from the Nasdaq Global AutoTM Index to the S-Network Electric & Future Vehicle Ecosystem Index. Therefore, the Fund's performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of May 11, 2021, it was not in existence for all the periods disclosed.